Dividend Payable	6 Months Ended
Jun. 30, 2016
Dividends Payable [Abstract]
DIVIDEND PAYABLE
NOTE 8: DIVIDEND PAYABLE
On February 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2015 of $0.05 per share of common stock payable on March 23, 2016 to stockholders of record as of March 17, 2016. A dividend in the aggregate amount of $7,928 was paid on March 23, 2016 out of which $7,544 was paid to the stockholders of record as of March 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
On May 11, 2016, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2016 of $0.05 per share of common stock payable on June 22, 2016 to stockholders of record as of June 17, 2016. A dividend in the aggregate amount of $7,923 was paid on June 22, 2016 out of which $7,539 was paid to the stockholders of record as of June 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.